Fees Summary	Oct. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0
Previously Paid Amount	0
Total Fee Amount	0
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus for the Capital One Prime Auto Receivables Trust
2025-1
Class A notes to which this Exhibit 107 relates is a final prospectus for the related offering. The maximum aggregate offered amount of such Class A notes is $1,046,000,000.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 1,046,000,000
Final Prospectus	true